FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403



                                        January 16, 2008





Filed Via EDGAR (CIK # 0000837274)
Securities and Exchange Commission
100 F Street, NE
Washington DC 20549


RE:   Franklin Templeton Variable Insurance Products Trust
      (Trust)
      File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to rule 485(a) of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, submitted herewith for filing on behalf of the Trust, is Amendment No. 52 to the Trust's Registration Statement on Form N-1A (the "Amendment").

This amendment is being filed to add a new class to all existing series of the Trust, except for Franklin Money
Market Fund and Franklin Zero Coupon Fund - maturing in
2010. We are, in addition, including a "subject to completion" legend with this Amendment, pursuant to Rule
481(b)(2). Financial information will be included by amendment.

We are requesting that the Amendment become effective as of March 31, 2008.

Please direct any inquiries regarding this filing to Kevin
Kirchoff at (650) 525-8050.

Sincerely,



/s/ Karen L. Skidmore
Vice President
Franklin Templeton Variable Insurance Products Trust
And Senior Associate General Counsel
Franklin Resources, Inc.